Carve-out Statements of Operations (Predecessor) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2021	Dec. 31, 2020
United Maritime Predecessor [Member]
Revenues:
Vessel revenue	$ 2,445,238	$ 7,786,022	$ 4,338,076
Commissions - related party	(29,479)	(97,695)	(53,515)
Commissions	(88,436)	(293,086)	(160,545)
Vessel revenue, net	2,327,323	7,395,241	4,124,016
Expenses:
Voyage expenses	(440,132)	(144,614)	(132,796)
Vessel operating expenses	(1,099,880)	(2,306,600)	(1,973,636)
Management fees - related party	(136,225)	(237,250)	(237,900)
Management fees	(65,937)	(105,000)	(101,850)
General and administration expenses	(341,309)	(613,399)	(300,705)
Amortization of deferred dry-docking costs	(266,901)	(316,450)	(317,317)
Depreciation and amortization	(400,285)	(756,765)	(758,839)
Operating income	(423,346)	2,915,163	300,973
Other (expenses) / income, net:
Interest and finance costs	(323,788)	(743,687)	(708,445)
Gain on debt refinancing	0	0	1,490,601
Interest and other income	0	0	9,932
Foreign currency exchange gain / (losses), net	10,490	(1,211)	(1,844)
Total other expenses, net	(313,298)	(744,898)	790,244
Net income	$ (736,644)	$ 2,170,265	$ 1,091,217